SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
11/30/2019
				Value
Security Description	Par Value	Rate	Maturity	(Note 1)
Government National Mortgage Association (1.42%)
	30,170	4.375	06/20/2034	30,773
	50,028	4.125	11/20/2034	52,072
Total Government National Mortgage Association (Cost $80,535)				82,845

United States Treasury Notes (97.97%)
	1,200,000	2.125	01/31/2021	1,206,094
	1,000,000	1.375	01/31/2020	999,524
	1,500,000	2.000	07/31/2020	1,503,369
	800,000	1.375	02/15/2020	799,422
	800,000	2.250	07/31/2021	807,672
	400,000	2.125	06/30/2022	405,367
Total United States Treasury Notes (Cost $5,685,883)				5,721,448

Total Investments (Cost $5,766,418) (a) (99.39%)				5,804,293
Other Net Assets (0.61%)				35,619
Net Assets (100.00%)				5,839,912

(a)	Aggregate cost for federal income tax purposes is $5,766,418.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	38,239
Unrealized depreciation	(364)
Net unrealized appreciation	37,875

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.